CALIFORNIA UTILITIES' REGULATORY MATTERS (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Utility Incentive Awards [Line Items]
Utility Incentive Awards, Energy Efficiency And Demand Side Management	$ 16,000,000	$ 15,000,000	$ 2,000,000
Utility Incentive Awards, Unbundled Natural Gas Storage And Hub Services	4,000,000	15,000,000	19,000,000
Utility Incentive Awards, Natural Gas Procurement	6,000,000	12,000,000	7,000,000
Utility Incentive Awards, Operational Incentives	3,000,000	1,000,000	1,000,000
Utility Incentive Awards	29,000,000	43,000,000	29,000,000
Renewable Portfolio Standards, Penalty Per Kilowatt Hour Of Renewable Energy Underdelivery	0.05
San Diego Gas and Electric Company and Subsidiary [Member]
General Rate Case [Abstract]
General Rate Case, Annual Revenue Requirement Increase	235,000,000
General Rate Case, Percentage Annual Revenue Requirement Increase	14.60%
General Rate Case Revenue Requirement Request	1,849,000,000
Cost Of Capital [Abstract]
Authorized Return On Equity	11.10%
Authorized Return On Rate Base	8.40%
Authorized Capital Structure, Common Equity	49.00%
Authorized Capital Structure, Preferred Equity	5.75%
Authorized Capital Structure, Long-term Debt	45.25%
Cost of Capital Benchmark Rate	6.02%
Cost of Capital Floor Rate	5.02%
Cost of Capital Ceiling Rate	7.02%
Wildfire Cost Recovery [Abstract]
Authorized Recovery Of Facilities Costs Related To Catastrophe	43,000,000
Contingent Recovery Of Facilities Costs Related To Catastrophe	49,800,000
Contingent Recovery Of Capital Costs Related To Catastrophe	43,000,000
Contingent Recovery Of Operation And Maintenance Costs Related To Catastrophe	6,800,000
Incremental Facilities Costs Incurred Related To Catastrophe	30,100,000
Regulatory Recovery, Deductible Per Event	5,000,000
Contingent Recovery Of Insurance Costs Related To Catastrophe 2009-2010	29,000,000
Contingent Recovery Of Insurance Costs Related To Catastrophe 2010-2011	63,000,000
Contingent Recovery Of Insurance Costs Related To Catastrophe 2011-2012	28,000,000
Purchase Price Allocation Plant	215,000,000
Approved Purchase Price Plant	214,000,000
Utility Incentive Awards [Line Items]
Utility Incentive Awards, Energy Efficiency And Demand Side Management	14,000,000	5,000,000
Utility Incentive Awards, Operational Incentives	1,000,000	1,000,000	1,000,000
Utility Incentive Awards	15,000,000	6,000,000	1,000,000
Approved Energy Efficiency Award 2009 Program	13,700,000
Approved Energy Efficiency Award 2006-2008 Program	300,000
Approved Energy Efficiency Award 2006-2008 Program True Up	5,100,000
Southern California Gas Company [Member]
General Rate Case [Abstract]
General Rate Case, Annual Revenue Requirement Increase	268,000,000
General Rate Case, Percentage Annual Revenue Requirement Increase	14.50%
General Rate Case Revenue Requirement Request	2,112,000,000
Cost Of Capital [Abstract]
Authorized Return On Equity	10.82%
Authorized Return On Rate Base	8.68%
Authorized Capital Structure, Common Equity	48.00%
Authorized Capital Structure, Preferred Equity	6.39%
Authorized Capital Structure, Long-term Debt	45.61%
Cost of Capital Benchmark Rate	5.38%
Cost of Capital Floor Rate	3.88%
Cost of Capital Ceiling Rate	6.88%
Revised Return On Equity	10.02%
Revised Return On Rate Base	8.05%
Utility Incentive Awards [Line Items]
Utility Incentive Awards, Energy Efficiency And Demand Side Management	2,000,000	10,000,000	2,000,000
Utility Incentive Awards, Unbundled Natural Gas Storage And Hub Services	4,000,000	15,000,000	19,000,000
Utility Incentive Awards, Natural Gas Procurement	6,000,000	12,000,000	7,000,000
Utility Incentive Awards, Operational Incentives	2,000,000
Utility Incentive Awards	14,000,000	37,000,000	28,000,000
Unrecorded Gas Cost Incentive Mechanism Award	6,200,000
Approved GCIM award 2009-2010 period	6,000,000
Approved GCIM award 2008-2009 period	12,000,000
Approved Energy Efficiency Award 2009 Program	2,000,000
Approved Energy Efficiency Award 2006-2008 Program	2,100,000
Approved Energy Efficiency Award 2006-2008 Program True Up	9,900,000
Advanced Metering Infrastructure [Member] | Southern California Gas Company [Member]
Schedule Of Utility Projects [Line Items]
Estimated Capital Investment	900,000,000
Project Cost, Maximum	1,050,000,000
Wind Farm Project [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Schedule Of Utility Projects [Line Items]
Investment As Percentage Of Total Estimated Project Cost	64.99%
Estimated Project Cost, Maxiumum	250,000,000
East County Substation [Member]
Schedule Of Utility Projects [Line Items]
Estimated Project Cost	435,000,000
Pipeline Safety Phase 1 [Member]
Schedule Of Utility Projects [Line Items]
Estimated Project Cost	3,100,000,000
Pipeline Safety Phase 1 [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Schedule Of Utility Projects [Line Items]
Estimated Project Cost	600,000,000
Estimated Capital Investment	230,000,000
Requested Project Funding	240,000,000
Pipeline Safety Phase 1 [Member] | Southern California Gas Company [Member]
Schedule Of Utility Projects [Line Items]
Estimated Project Cost	2,500,000,000
Estimated Capital Investment	1,200,000,000
Requested Project Funding	1,500,000,000
Nuclear Plant, SDGE [Member]
Nuclear Plant [Line Items]
Nuclear Plant, Ownership Percentage	20.00%
Nuclear Plant, Estimated Capital Expenditure	180,000,000
Nuclear Plant, Capital Expenditure	$ 160,000,000
Nuclear Plant, Edison [Member]
Nuclear Plant [Line Items]
Nuclear Plant, Ownership Percentage	78.21%
Nuclear Plant, Riverside [Member]
Nuclear Plant [Line Items]
Nuclear Plant, Ownership Percentage	1.79%